Commitments and Contingencies - Litigation (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Jul. 19, 2017	Mar. 02, 2017	Apr. 21, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities [line items]
Litigation, amount awarded from other party	$ 15	$ 2,200	$ 733
Litigation settlements				$ 12,500	$ 0	$ 14,246	$ 0
Professional fees including acquisition and restructuring				960	$ 51,441	$ 41,899	$ 57,207
Covis Acquisition
Disclosure of contingent liabilities [line items]
Damages sought value				12,300
Concordia International Acquisition
Disclosure of contingent liabilities [line items]
Damages sought value				$ 26,000